INCOME TAXES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of the Company’s Ordinary Shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of the Company’s Ordinary Shares, as the case may be, nor will gains derived from the disposal of the Company’s Ordinary Shares be subject to Cayman Islands income or corporation tax.

The United States

For the U.S. jurisdiction, Real USA is subject to federal income taxes on its business operations at a statutory rate of 21%. Based on management’s analysis, no recent U.S. tax law changes have had a material impact on the Company’s tax position. The Company will continue to monitor for any future tax legislation that could affect its operations.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of September 30, 2025 and March 31, 2025, the Company does not have an aggregate positive tested income; and as such the Company did not record a liability for GILTI tax.

Hong Kong

Real Corporation HK and Hohojo are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the six months ended September 30, 2025 and 2024, Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, Real Corporation HK and Hohojo are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

For the six months ended September 30, 2025 and 2024, the components of the loss before income taxes are as follows:

	Six months ended September 30,
	2025	2024
Cayman	$(2,992)	$(74,916)
Hong Kong subsidiaries	(1,577,381)	(1,345,718)
USA subsidiary	(803,555)	(215,289)
	$(2,383,928)	$(1,635,923)

For the six months ended September 30, 2025 and 2024, income tax expenses consist of the following:

Six months ended September 30,
	2025	2024
Current income expenses	$-	$-
Deferred income tax expenses	-	-
	$-	$-

A reconciliation of the difference between the expected income tax expense computed at applicable statutory income tax rates and the Company’s income tax expenses is shown in the following table:

	Six months ended September 30,
	2025	2024
Loss before income tax expenses	$(2,383,928)	$(1,635,923)

Income tax computed at statutory income tax rate (a)	(393,348)	(269,927)
Effect of preferential tax benefits	-	-
Effect of differences in income tax rates in other jurisdictions	63,477	13,059
Effect of change in valuation allowance	245,402	256,868
Effect of prior year true up	84,469	-
	$-	$-

(a)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.

Deferred tax assets as of September 30, 2025 and March 31, 2025 consist of the following:

	As of
	September 30, 2025	March 31, 2025

Net operating losses carryforwards	$3,827,711	$3,569,742
Excess research and development expenses	73,300	85,866
Less: allowance on deferred tax assets	(3,901,011)	(3,655,608)
	$-	$-

The movement of valuation allowance is as follows:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the year	$3,655,608	$2,779,285
Current year addition	245,403	876,323
Balance at end of the year	$3,901,011	$3,655,608

As of September 30, 2025, the Company had net operating losses of $16,225,227 and $5,820,842 arising from subsidiaries incorporated in Hong Kong and the United States, respectively, which will be available to offset future taxable income. As of March 31, 2025, the Company had net operating losses of $14,647,846 and $5,827,920 arising from subsidiaries incorporated in Hong Kong and the United States, respectively, which will be available to offset future taxable income.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. As of September 30, 2025 and March 31, 2025, due to uncertainties surrounding future utilization on Real USA, Real Corporation HK and Hohojo, the Company accrued full valuation allowance against the deferred tax assets based upon management’s assessment as to their realization.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2025 and March 31, 2025, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended September 30, 2025 and 2024, the Company did not incur any interest and penalties related to any potential underpaid income tax expenses. As of September 30, 2025, the tax years ended March 31, 2019 through March 31,2025 are subject to examination by the HK authorities and the tax year ended December 31, 2022 through December 31, 2025 is subject to examination by the US tax authorities.

13. INCOME TAXES

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of the Company’s Ordinary Shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of the Company’s Ordinary Shares, as the case may be, nor will gains derived from the disposal of the Company’s Ordinary Shares be subject to Cayman Islands income or corporation tax.

The United States

For the U.S. jurisdiction, Real USA is subject to federal income taxes on its business operations at a statutory rate of 21%. Based on management’s analysis, no recent U.S. tax law changes have had a material impact on the Company’s tax position. The Company will continue to monitor for any future tax legislation that could affect its operations.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of March 31, 2025 and 2024, the Company does not have an aggregate positive tested income; and as such the Company did not record a liability for GILTI tax.

Hong Kong

Real Corporation HK and Hohojo are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2025, 2024 and 2023, Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, Real Corporation HK and Hohojo are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

For the fiscal years ended March 31, 2025, 2024 and 2023, the components of the loss before income taxes are as follows:

	For the Years Ended March 31,
	2025	2024	2023
Cayman	$(259,757)	$(37,875)	$9,507
Hong Kong subsidiaries	(2,601,792)	(2,723,499)	(1,918,483)
USA subsidiary	(514,861)	(2,137,632)	(2,354,255)
	$(3,376,410)	$(4,899,006)	$(4,263,231)

For the fiscal years ended March 31, 2025, 2024 and 2023, income tax expenses consist of the following:

For the Years Ended March 31,
	2025	2024	2023
Current income expenses	$-	$-	$-
Deferred income tax expenses	-	-	-
	$-	$-	$-

A reconciliation of the difference between the expected income tax expense computed at applicable statutory income tax rates and the Company’s income tax expenses is shown in the following table:

	For the Years Ended March 31,
	2025	2024	2023
Loss before income tax expenses	$(3,376,410)	$(4,899,006)	$(4,263,231)

Income tax computed at statutory income tax rate (a)	(557,108)	(808,336)	$(703,433)
Effect of preferential tax benefits	-	-	158,231
Effect of differences in income tax rates in other jurisdictions	14,019	(93,292)	(107,510)
Effect of prior year true up	(333,234)	-	-
Effect of change in valuation allowance	876,323	901,628	652,712
	$-	$-	$-

(a)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.

Deferred tax assets as of March 31, 2025 and 2024 consist of the following:

	As of March 31,
	2025	2024

Net operating losses carryforwards	$3,569,742	$2,689,073
Excess research and development expenses	85,866	90,212
Less: allowance on deferred tax assets	(3,655,608)	(2,779,285)
	$-	$-

The movement of valuation allowance is as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$2,779,285	$1,877,657
Current year addition	876,323	901,628
Balance at end of the year	$3,655,608	$2,779,285

As of March 31, 2025, the Company had net operating losses of $14,647,846 and $5,827,920 arising from subsidiaries incorporated in Hong Kong and the United States, respectively, which will be available to offset future taxable income. As of March 31, 2024, the Company had net operating losses of $12,046,054 and $4,058,527 arising from subsidiaries incorporated Hong Kong and the United States, respectively.

As of March 31, 2025, the net operating losses of $14,647,846 arise from the Hong Kong subsidiaries has no time limit and the net operating losses of $5,827,920 arise from the United States subsidiary are limited to 80% of taxable income and can be utilized indefinitely.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. As of March 31, 2025 and 2024, due to uncertainties surrounding future utilization on Real USA, Real Corporation HK and Hohojo, the Company accrued full valuation allowance against the deferred tax assets based upon management’s assessment as to their realization.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended March 31, 2025, 2024 and 2023, the Company did not incur any interest and penalties related to any potential underpaid income tax expenses. As of March 31, 2025, the tax years ended March 31, 2019 through March 31,2025 are subject to examination by the HK authorities and the tax year ended December 31, 2022 through December 31, 2024 is subject to examination by the US tax authorities.